Braskem Idesa Financing	12 Months Ended
Dec. 31, 2018
Braskem Idesa Financing
Braskem Idesa Financing
	Initial value
	of operation
Identification	US$		Maturity	Charges (% per year)	2018	2017

Project finance		(i)
Project finance I	700,000		February-2027	Us dollar exchange variation + quarterly Libor + 3.25	2,335,825	2,179,981
Project finance II	210,000		February-2027	Us dollar exchange variation + 6.17	657,689	621,140
Project finance III	600,000		February-2029	Us dollar exchange variation + 4.33	1,983,113	1,827,811
Project finance IV	660,000		February-2029	Us dollar exchange variation + quarterly Libor + 3.88	2,225,042	2,032,093
Project finance V	400,000		February-2029	Us dollar exchange variation + quarterly Libor + 4.65	1,326,901	1,221,997
Project finance VI	89,994		February-2029	Us dollar exchange variation + quarterly Libor + 2.73	297,158	273,887
Project finance VII	533,095		February-2029	Us dollar exchange variation + quarterly Libor + 4.64	1,768,389	1,627,479
Transactions costs					(89,525)	(92,938)
Total	3,193,089				10,504,592	9,691,450

Current liabilities					10,504,592	9,691,450
Total					10,504,592	9,691,450

In keeping with the Company’s Financial Policy, the investment in the Braskem Idesa petrochemical complex has been financed under a Project Finance structure, in which the construction loan must be repaid using exclusively the cash generated by Braskem Idea and with the shareholders pledging limited guarantees. Accordingly, this financing structure includes guarantees typical to transactions of this kind, such as assets, receivables, cash generation and other rights of Braskem Idesa.

Project Finance borrowings include various contractual obligations (covenants) that are typical in contracts of this kind.

On the reporting date of the financial statements of December 31, 2018, the company remains in breach of part of its non-financial contractual obligations. As a result, remains the reclassification to the current liability the entire balance of the non-current portion of the loan outstanding, in the amount of R$9,554,476, in accordance with IAS 1 (Presentation of Financial Statements).

In accordance with the aforementioned accounting standards, reclassification is required in situations in which the breach of certain contractual obligations entitles creditors to request from Braskem Idesa the prepayment of obligations in the short term. In this context, note that none of the creditors requested said prepayment of obligations and that Braskem Idesa has been settling its debt service obligations in accordance with their original maturity schedule.

As described in note 35.1, on October 9, 2019, Braskem Idesa obtained the waiver for such breaches with its creditors, therefore the long term debt will be reclassified from current liabilities back to non-current liabilities, in the next annual financial statements.

The following amortization schedule presents the original long-term maturities, excluding the reclassification to current liabilities arising from the aforementioned breach of contractual obligations.

	2018	2017

2019		748,071
2020	1,016,916	877,450
2021	1,161,108	1,002,270
2022	968,519	835,009
2023	1,280,154	1,105,295
2024	1,385,087	1,195,682
2025	1,381,192	1,195,096
2026	1,194,964	1,052,156
2027	582,393	474,438
2028 and thereafter	584,143	422,266
Total	9,554,476	8,907,733